COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
COMPREHENSIVE INCOME

NOTE 23. COMPREHENSIVE INCOME

The accumulated balances for each classification of other comprehensive income are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive income
Balance at January 1, 2011	$(22,554)	$22,243	$239	$(72)
Net current period change	(1,813)	22,466	69	20,722
Reclassification adjustments for gains reclassified into income	—	(6,299)	—	(6,299)

Balance at December 31, 2011	(24,367)	38,410	308	14,351
Net current period change	1,814	(18,339)	(323)	(16,848)
Reclassification adjustments for gains reclassified into income	—	(5,665)	—	(5,665)
Deconsolidation of subsidiaries	(217)	—	—	(217)

Balance at December 31, 2012	(22,770)	14,406	(15)	(8,379)
Net current period change	(801)	6,437	15	5,651
Reclassification adjustments for gains reclassified into income	864	(1,739)	—	(875)

Balance at December 31, 2013	$(22,707)	$19,104	$—	$(3,603)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2011, 2012 and 2013.